Costs Incurred in Oil and Natural Gas Property Acquisitions and Development (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisition of Properties
Exploration Costs		$ 3,011	$ 9,446	$ 11,408
Development Costs		231	869	3,651
Subtotal		193,928	549,758	337,614
Asset Retirement Obligations		2,818	9,110	3,031
Total Costs Incurred		220,953	566,297	340,540
Consolidated Entities
Acquisition of Properties
Proved		1	161	2,445
Unproved		28,242	169,408	39,291
Exploration Costs	[1]	158,318	316,235	231,112
Development Costs	[1]	31,574	71,383	64,661
Subtotal		218,135	557,187	337,509
Asset Retirement Obligations		2,818	9,110	3,031
Total Costs Incurred		220,953	566,297	340,540
Equity Method Investee
Acquisition of Properties
Development Costs	[1]	824	438	1,958
Subtotal		$ 824	$ 438	$ 1,958

[1]	Includes Depreciation expense for support equipment and facilities